Government Grants	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Government Grants

29.	Government Grants

The Company has tax benefits related to ICMS granted by the state governments as follows: Programa de Desenvolvimento Industrial e Comercial de Mato Grosso (“PRODEIC”), Programa de Desenvolvimento do Estado de Pernambuco (“PRODEPE”) and Fundo de Participação e Fomento à Industrialização do Estado de Goiás (“FOMENTAR”), which was migrated to the Regional Development Program (ProGoiás). Such incentives are directly associated to the manufacturing facilities operations, job generation and to the economic and social development.

In the year ended on December 31, 2024, the balance of the tax incentive reserve is R$639,741.

Investment grants totaled R$413,191 on December 31, 2024 (R$349,390 on December 31, 2023), which were recorded in the income statement under Net revenue, Cost of goods sold and Other operating income (expenses), net, according to the nature of each grant.

Accounting policy: Government grants are recognized at fair value when there is reasonable assurance that the conditions established will be met and the benefit will be received.